Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Changes In Fair Value Of Credit Derivative [Abstract]
Derivative Financial Instruments

16.Derivative financial instruments

Derivative financial instruments relate to an open forward currency contract measured at fair value through the income statement. The fair value was calculated from data sourced from an independent financial market data provider using mid-market-end-of-day data as of Close of Business date as December 31, 2020.

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Derivatives carried at fair value	1,492	-	-

The fair value of the derivative is calculated based on level 2 inputs under IFRS 13.

The fair value of financial instruments that are not traded in active market, in the case an over-the-counter derivative, is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity specific estimates.  As all significant inputs required to fair value an instrument are observable, this derivative financial instrument is included in level 2.

The specific valuation technique used to value this derivative has been the use the present value of future cash flows based on the forward exchange rate relative to its value based on the year-end exchange rate.